Loss Per Share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Loss Per Share
1 3	LOSS PER SHARE
Basic and diluted loss per share for the six months ended June 30, 2021 and 2022 are calculated as follows:

	For the six months ended June 30,
	2021		2022
	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$
	(unaudited)		(unaudited)

Numerator:

Net loss attributable to ordinary shareholders	(312,635)	(62,441)	(436,882)	(65,227)	(86,643)	(12,936)

Denominator:
Weighted-average number of ordinary shares outstanding	87,470,332	17,324,848	87,909,137	87,909,137	17,324,848	17,324,848

Effect of unvested restricted shares	(727,452)	—	(552,017)	(552,017)	—	—

Weighted average number of ordinary shares outstanding – basic and diluted	86,742,880	17,324,848	87,357,120	87,357,120	17,324,848	17,324,848

Loss per share - basic and diluted	(3.60)	(3.60)	(4.98)	(0.74)	(4.98)	(0.74)

For the six months ended June 30, 2021 and 2022, the
two-class
method was applied to the outstanding Class A and Class B ordinary shares. The unvested restricted shares were excluded from the computation of weighted-average number or ordinary shares outstanding because the Group is in a loss position and the holders of the restricted shares do not have an obligation to fund losses of the Group. The effects of all outstanding share options were excluded from the computation of diluted loss per share for the six months ended June 30, 2021 and 2022 as their effects would be anti-dilutive.